                      SEMIANNUAL REPORT / SEPTEMBER 30 2000

                         AIM TAX-FREE INTERMEDIATE FUND

                                 [COVER IMAGE]

                            [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                 [COVER IMAGE]

                     -------------------------------------

                     THE LIBRARY BY FELIX EDOUARD VALLOTTON

           VALLOTTON'S WORK IS WIDELY DIVERSIFIED AND COMPRISES MORE

             THAN 200 ENGRAVINGS, INNUMERABLE DRAWINGS, SOME 1,700

          PAINTINGS, A FEW SCULPTURES AS WELL AS A COLLECTION OF WRIT-

          INGS. HIS QUIET PAINTING OF THE LIBRARY REFLECTS THE ORDER,

                 DIVERSITY AND PATIENCE OF LONG-TERM INVESTING.

                     -------------------------------------


AIM Tax-Free Intermediate Fund is for shareholders who seek to earn a high level of income exempt from federal taxes. The fund purchases high-quality municipal bonds maturing in 10 1/2 years or less.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Tax-Free Intermediate Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value. When sales charges are included in performance figures, those figures reflect the maximum 1.00% sales charge.
o   Had fees not been waived in the prior year, returns would have been lower.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The performance is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and annualized.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o Government securities, such as U.S. Treasury bills, notes and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.
o Revenue bonds, issued to finance public-works projects, are supported directly by the revenues of the project. General obligation bonds are bonds backed by the full faith and credit (including the taxing and further borrowing power) of a state or municipality. Revenue bonds often are considered more attractive, since many public-works projects (water and sewer improvements, for example) are necessities and demand for them remains constant regardless of economic conditions. Escrowed and pre-refunded bonds are bonds whose repayment is guaranteed by the funds from a second bond issue, usually U.S. Treasury bonds.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Lipper Intermediate Municipal Fund Index represents an average of the performance of the 30 largest intermediate-term municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 9/30/00, including sales charges

10 years                          5.86%
5 years                           4.49
1 year                            3.74*
* 4.79% excluding sales charges

Past performance cannot guarantee comparable future results.

     MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PER- FORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.
================================================================================

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                   YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                         AIM TAX-FREE INTERMEDIATE FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
    [PHOTO OF       and a telephone. At the time, Bob Graham, Gary Crum and I
    Charles T.      had the idea of creating a mutual fund company that put
      Bauer,        people first. Our slogan, "people are the product," means
   Chairman of      that people--our employees and our investors--are our
   the Board of     company.
     THE FUND           Almost a quarter-century later, we've grown to more
   APPEARS HERE]    than eight million investors, $183 billion in assets under management and 59 retail funds. Over that time, the industry
    [PHOTO OF       as a whole has grown from $51 billion in assets to more than
     Robert H.      $7 trillion today. I never dreamed we would see such
      Graham        phenomenal growth. You are the main reason for our success,
   APPEARS HERE]    and I want you to know how much I appreciate your loyalty
                    and trust over the past 24 years.
                        Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I retired as chairman of the AIM Funds effective September 30, and will step down as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,500 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Management Group Inc.


                         AIM TAX-FREE INTERMEDIATE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


FUND CONTINUES TO PROVIDE SOLID INCOME


HOW DID AIM TAX-FREE INTERMEDIATE FUND PERFORM DURING THE REPORTING PERIOD?
For the six months ended September 30, 2000, AIM Tax-Free Intermediate Fund returned 3.46% at net asset value, that is, without sales charges. By comparison, the Lehman Municipal Bond Index returned 3.97% and the Lipper Intermediate Municipal Fund Index returned 3.33% during the same period. Bear in mind that the fund is managed more for tax-free income than for total return.
    At the close of the reporting period, the fund's 30-day distribution rate, at net asset value, stood at 4.54%, which represented a tax-equivalent yield of 7.52%. The fund's 30-day SEC yield was 4.36% at maximum offering price, for a taxable-equivalent yield of 7.22%. That tax-equivalent yield represented almost 125% of the yield on a 10-year Treasury note, which stood at 5.80% on September 30.
    Net asset value per share remained within a narrow range of $10.46 and $10.90 during the reporting period, continuing the fund's history of relative price stability. The fund's total net assets grew from $353.1 million on March 31 to $420.9 million on September 30.

WHAT WERE THE MAJOR TRENDS IN THE BOND MARKETS?
Expressing concern about potentially inflationary pressures, including white-hot economic growth, a tight labor market and rising energy prices, the Federal Reserve Board (the Fed) raised short-term interest rates by 0.50% to 6.50% in mid-May but kept rates steady at its June, August and October (held shortly after the close of the reporting period) meetings as key economic indicators suggested that the economy was slowing. While interest-rate concerns hurt performance in the spring, most bond-market sectors did well for the full six-month reporting period after it became clear that the Fed's rate hikes may be nearing an end. That fact, together with attractive yields, restored investor confidence in the bond market.
    The same could not be said of the stock market. As of September 30, many major stock-market indexes were down year-to-date.

WHAT WERE THE MAJOR TRENDS IN THE MUNICIPAL-BOND MARKET DURING THE REPORTING PERIOD?
Municipal-bond issuance continued to decline. Year-to-date, total issuance was $137 billion--19% lower than for the first three quarters of 1999. Many states and localities were reluctant to offer new issues in a rising-interest-rate environment. Fortunately for them, increased tax revenue resulting from low unemployment, strong consumer spending, rising property values and increased capital gains reduced the need to issue bonds to fund capital projects. Reduced issuance has resulted in greater demand for (and better performance by) municipal bonds.

                              [IMAGE APPEARS HERE]

================================================================================
FUND PERFORMANCE

As of 9/30/00
FUND VS. 10-YEAR U.S. TREASURY NOTE

30-DAY DISTRIBUTION RATE AT NAV                              4.54%

TAXABLE-EQUIVALENT DISTRIBUTION RATE AT NAV                  7.52%*

30-DAY SEC YIELD AT MAXIMUM OFFERING PRICE                   4.36%

TAXABLE-EQUIVALENT 30-DAY SEC YIELD                          7.22%*
AT MAXIMUM OFFERING PRICE

10-YEAR U.S. TREASURY NOTE                                   5.80%


*Assumes highest marginal federal income tax rate of 39.6%.

Sources: Bloomberg, Lehman Brothers.
================================================================================

================================================================================
HISTORY OF NET ASSET VALUE STABILITY

5/11/87-9/30/00
================================================================================
10       5/11/87   9.88     9/90      10.62    3/94      10.97    9/97
9.93     6/87      10.01    12/90     10.61    6/94      11.06    12/97
9.59     9/87      10.07    3/91      10.56    9/94      11.05    3/98
9.79     12/87     10.07    6/91      10.38    12/94     11.04    6/98
9.89     3/88      10.2     9/91      10.67    3/95      11.2     9/98
9.82     6/88      10.33    12/91     10.76    6/95      11.16    12/98
9.86     9/88      10.27    3/92      10.84    9/95      11.13    3/99
9.81     12/88     10.43    6/92      10.92    12/95     10.87    6/99
9.69     3/89      10.55    9/92      10.79    3/96      10.82    9/99
9.94     6/89      10.58    12/92     10.72    6/96      10.68    12/99
9.77     9/89      10.74    3/93      10.74    9/96      10.71    3/00
9.99     12/89     10.87    6/93      10.8     12/96     10.72    6/30/00
9.89     3/90      11.03    9/93      10.73    3/97      10.83    9/29/00
9.93     6/90      11.02    12/93     10.86    6/97

There is no guarantee that the fund will maintain a constant NAV. Investment return will vary, so you may have a gain or a loss when you sell shares. Past performance cannot guarantee comparable future results.
================================================================================

          See important fund and index disclosures inside front cover.


                         AIM TAX-FREE INTERMEDIATE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


    Given the strength of the economy and the resulting strong revenue flows to states and localities, municipal credit quality is, on average, at or near all-time highs.
    Yields on municipal bonds relative to Treasuries remained very attractive. Indeed, as the reporting period drew to a close, many new investment-grade municipal bonds offered investors tax-equivalent yields that exceeded comparable Treasury yields. As of September 30, 2000, newly issued 30-year AAA-rated general obligation bonds were yielding approximately 92.3% of the 30-year Treasury bond; investment-grade municipal bonds are considered a bargain when they trade between 78% and 82% of equivalent-maturity Treasuries. Municipal bonds were one of the best-performing asset classes during the reporting period.

GIVEN CURRENT ECONOMIC CONDITIONS, HOW HAVE YOU MANAGED THE PORTFOLIO?
Over the course of the reporting period, we reduced the portfolio's weighted average maturity from 6.66 years to 5.43 years. We did this because we considered bonds with maturities of between five and seven years to be better values than those with longer maturities. We reduced the portfolio's duration from 5.21 years to 4.22 years. Duration is an indicator of the sensitivity of a bond's price to interest-rate changes; funds with shorter durations tend to be less sensitive to price fluctuations.

WHAT DID THE FUND'S PORTFOLIO LOOK LIKE AT THE CLOSE OF THE REPORTING PERIOD? The portfolio consisted exclusively of investment-grade bonds. Bonds rated AAA or AA composed 92.18% of the fund's holdings at the close of the reporting period. The average credit quality of the fund's portfolio was AA+ as rated by Standard & Poor's, a widely known credit-rating agency. The ratings are historical and are based on the credit quality of the individual bonds in the portfolio. The accompanying chart depicts the allocation of general obligation, revenue and other types of municipal bonds in the portfolio. At the close of the reporting period, credit-enhanced securities--those backed by insurance or escrowed with U.S. Treasury securities--composed more than 61% of the portfolio.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
We remain cautiously optimistic about the economy. Recent economic indicators suggest that Fed rate hikes have begun to slow the economy and lessen the threat of inflation. But many economists worry about the three Es--high energy prices, a weak euro (the common currency adopted last year by 11 European nations) and slowing corporate earnings.
    Higher energy prices are, in essence, a tax on consumers and businesses. Money spent at the gas pump or to power a factory means less discretionary spending for consumers and reduced earnings for corporations. A weak euro means that goods sold overseas by American firms are more costly, and European goods sold in the United States are cheaper. Such a situation, if it continues, could mean reduced earnings for U.S. companies that export their products overseas.
    Municipal Market Advisors, Inc., a municipal-bond investment firm, predicts that issuance of new municipal bonds for the remainder of 2000 and the first half of 2001 will remain low. If the federal government continues to buy back longer-term, higher-coupon Treasuries, fixed-income instruments could remain in short supply, and prices could continue to appreciate. Regardless, the past six months have demonstrated that having a portion of one's investments in bonds can be beneficial during uncertain economic times.

================================================================================
PORTFOLIO COMPOSITION

As of 9/30/00, based on total net assets

TOP FIVE BOND HOLDINGS              COUPON         MATURITY    % OF NET ASSETS
Texas Association of School Boards   4.75%         08/31/01        2.38%

San Antonio, Texas Electric and Gas  5.25%         02/01/10        2.10%

New Jersey State Transportation      5.50%         06/15/10        1.49%
Trust Fund Authority

Harris County Health Facilities      5.50%         08/01/09        1.35%
Development Corp.

Commonwealth of Massachusetts        5.75%         08/01/08        1.27%
================================================================================

================================================================================
BOND-TYPE DIVERSIFICATION

[PIE CHART]

REVENUE                                 Number of Holdings          278
51.8%
                                        Duration                    4.22 years

GENERAL OBLIGATION                      Weighted Average Maturity   5.43 years
37.3%
                                        Average Quality Rating      AA+

ESCROWED AND PRE-REFUNDED
10.9%

The fund's portfolio is subject to change, and there is no assurance that it will continue to hold any particular security.
================================================================================

          See important fund and index disclosures inside front cover.

                         AIM TAX-FREE INTERMEDIATE FUND

THE AIM FUNDS(SM) RISK SPECTRUM


On the back cover of this fund report, you'll find the funds in the AIM family divided into the following categories: sector, international/global, domestic, taxable and tax-free. You'll also notice that the funds in each category are listed from more aggressive to more conservative.
    Within each category of this risk spectrum, we assessed each fund on the basis of three factors: its holdings, volatility patterns and diversification. From that assessment, we assigned a degree of risk to each fund and ordered them accordingly.
    Mutual funds typically invest in stocks, bonds or money market instruments, each with varying levels of potential risk and reward. Generally, the riskier the investment, the greater the potential reward.

o Stock funds usually offer the most upside potential, but they also carry the greatest risk. Funds that invest in large, well-established companies generally have lower risk/reward potential than funds that invest in small, fast-growing companies.
o Funds that invest in a broad range of industries are considered more diversified and less risky--and potentially less rewarding--than funds that invest in a single sector, such as technology.
o Funds that invest in international markets tend to have higher risk/reward potential than those that invest solely in domestic securities.
o Bond funds are generally considered safer and therefore potentially less rewarding than stock funds. Funds that invest in U.S. Treasury securities typically have lower risk/reward potential than funds that invest in higher-yielding junk bonds.
o Money market funds, while considered extremely safe, typically produce lower returns than stock and bond funds. Moreover, it is possible that a money market fund's returns will not keep pace with inflation.

    The amount of investment risk you undertake depends on several factors:
your financial objectives, your risk tolerance and your time horizon. Are you saving for your later years or are you investing to buy a large item, like a car or a house, soon? Are you a young adult early in your work life, or are you approaching retirement?
    If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you may need to be more conservative to meet your goal.
    Because these factors change over time, it's a good idea to reassess your portfolio periodically to make sure it still meets your needs. Your financial advisor can help you figure out if your portfolio is right where it should be or if it could use some fine-tuning.
    In assessing your investments, remember to keep diversification in mind. Such a strategy, where you spread your investments over several types of mutual funds, may help mitigate volatility and/or risk in your portfolio because not all investments behave the same way at the same time.
    AIM has a large selection of mutual funds to choose from. See your financial advisor for insight into which ones would best fit in your portfolio.

                     -------------------------------------

                            THE AMOUNT OF INVESTMENT

                           RISK YOU UNDERTAKE DEPENDS

                            ON SEVERAL FACTORS: YOUR

                           FINANCIAL OBJECTIVES, YOUR

                             RISK TOLERANCE AND YOUR

                                  TIME HORIZON.

                     -------------------------------------

FUND RANKINGS ARE RELATIVE TO ONE ANOTHER WITHIN THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--, AND THEY SHOULD NOT BE COMPARED WITH OTHER INVESTMENTS. THERE IS NO GUARANTEE THAT ANY ONE AIM FUND WILL BE LESS VOLATILE THAN ANY OTHER. FOR A FULL DISCUSSION OF THE RISKS ASSOCIATED WITH EACH FUND, PLEASE READ THE FUND'S PROSPECTUS.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
ALABAMA-1.08%

Alabama Special Care
  Facilities Financing
  Authority (Birmingham
  Charity Obligation
  Group); Hospital Series
  1997 RB 4.95%,
  11/01/07(b)(c)            NRR      Aaa    $  945   $    955,074
-----------------------------------------------------------------
Alabama State Municipal
  Electric Authority;
  Power Supply Series 1991
  A RB 6.30%, 09/01/01(d)   AAA      Aaa       400        407,016
-----------------------------------------------------------------
Jefferson (County of)
  (School Improvements
  Project); Limited Tax
  Series 2000 GO 5.05%,
  02/15/09(d)               AAA      Aaa     1,000      1,009,450
-----------------------------------------------------------------
Lauderdale & Florence
  (County of) Health Care
  Authority (Coffee Health
  Group Project);
  Unlimited Tax Series
  1999 A GO 5.00%,
  07/01/07(d)               AAA      Aaa     1,000        998,790
-----------------------------------------------------------------
McIntosh Alabama
  Industrial Development
  Board; Environmental
  Improvement Series 1998
  B RB 4.65%, 06/01/08      AA-       A2     1,250      1,175,975
=================================================================
                                                        4,546,305
=================================================================

ALASKA-0.66%

Alaska State Housing
  Financing Corp.; Series
  1991 A-1 RB 4.90%,
  12/01/07(d)               AAA      Aaa       760        765,882
-----------------------------------------------------------------
Anchorage (City of);
  Unlimited Tax Series
  1994 GO 5.50%,
  07/01/06(d)               AAA      Aaa     1,950      2,022,598
=================================================================
                                                        2,788,480
=================================================================

AMERICAN SAMOA-1.06%

American Samoa (Territory
  of); Refunding Unlimited
  Tax Series 2000 GO
  5.50%, 09/01/01(d)         A        --     1,010      1,015,202
-----------------------------------------------------------------
  5.75%, 09/01/03(d)         A        --     1,120      1,137,573
-----------------------------------------------------------------
  6.00%, 09/01/06(d)         A        --     1,085      1,116,942
-----------------------------------------------------------------
  6.00%, 09/01/07(d)         A        --     1,150      1,183,937
=================================================================
                                                        4,453,654
=================================================================

ARIZONA-3.22%

Arizona State
  Transportation Board
  (Highway Project);
  Refunding Series 1993 A
  RB 6.00%, 07/01/08         AA      Aa2       800        863,544
-----------------------------------------------------------------
Arizona State
  Transportation Board
  (Maricopa County
  Regional Area Road);
  Series 1992 A RB 5.40%,
  07/01/01(d)               AAA      Aaa     1,150      1,159,418
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
ARIZONA-(CONTINUED)

Central Arizona Water
  Conservation District
  (Central Arizona
  Project); Series 1991 B
  RB 6.20%, 11/01/01(d)     AAA      Aaa    $3,070   $  3,126,949
-----------------------------------------------------------------
Maricopa County Unified
  School District #4 (Mesa
  Project of 1995);
  Unlimited Tax Series
  1998 E GO 5.00%,
  07/01/09(d)               AAA      Aaa     1,900      1,926,638
-----------------------------------------------------------------
Maricopa County Unified
  School District #11
  (Peoria Project of
  1991); Unlimited Tax
  Series 1995 GO 5.50%,
  07/01/10(d)               AAA      Aaa     1,365      1,408,898
-----------------------------------------------------------------
Maricopa County Unified
  School District #41
  (Gilbert Project of
  1988); Unlimited Tax
  Series 1992 E GO 6.20%,
  07/01/02(b)               AAA      Aaa     1,250      1,286,800
-----------------------------------------------------------------
Mohave County Unified
  School District #1 (Lake
  Havasu); Unlimited Tax
  Series 1996 A GO 5.40%,
  07/01/06(d)               AAA      Aaa       200        207,672
-----------------------------------------------------------------
Navajo County Unified
  School District #6
  (Herber-Overgaard);
  Unlimited Tax Series
  1997 A GO 5.00%,
  07/01/07(d)               AAA      Aaa       450        458,213
-----------------------------------------------------------------
Phoenix (City of) Street
  and Highway User;
  Refunding Sr. Lien
  Series 1992 RB 6.20%,
  07/01/02                   AA       A1     1,000      1,028,430
-----------------------------------------------------------------
Tempe (City of) Unified
  High School District
  #213 (Project of 1989);
  Unlimited Tax Series
  1992 B GO 5.88%,
  07/01/01(b)                A+      NRR     1,000      1,020,620
-----------------------------------------------------------------
Yuma Industrial
  Development Authority
  (Yuma Regional Medical
  Center Project);
  Refunding Hospital
  Series 1997 RB 5.70%,
  08/01/06(d)               AAA      Aaa     1,000      1,046,220
=================================================================
                                                       13,533,402
=================================================================

ARKANSAS-1.73%

Arkansas State Development
  Finance Authority;
  Correction Facility
  Series 1996 RB 6.25%,
  10/01/06(b)               AAA      Aaa     1,800      1,941,300
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
ARKANSAS-(CONTINUED)

Arkansas State Development
  Finance Authority, State
  Agencies Facilities
  (Department Correction
  Project); Series 1999 A
  RB 4.50%, 11/01/01        AAA      Aaa    $1,190   $  1,191,071
-----------------------------------------------------------------
  5.00%, 11/01/05(d)        AAA      Aaa     1,125      1,142,066
-----------------------------------------------------------------
Little Rock (City of)
  Health Facility Board
  (Baptist Medical
  Center); Refunding
  Hospital Series 1991 RB
  6.70%, 11/01/04(d)        AAA      Aaa     1,400      1,485,162
-----------------------------------------------------------------
North Little Rock (City
  of); Refunding Electric
  Series 1992 A RB 6.00%,
  07/01/01(d)               AAA      Aaa       500        506,085
-----------------------------------------------------------------
Sebastian (County of)
  (Arkansas Community
  Junior College
  District); Refunding and
  Improvement Limited Tax
  Series 1997 GO 5.20%,
  04/01/07(d)               AAA      Aaa     1,000      1,022,080
=================================================================
                                                        7,287,764
=================================================================

CALIFORNIA-0.41%

Folsom (City of) (School
  Facilities Project);
  Unlimited Tax Series
  1994 B GO 6.00%,
  08/01/02(d)               AAA      Aaa       500        516,505
-----------------------------------------------------------------
Inglewood (City of)
  (Daniel Freeman Hospital
  Inc.); Insured Hospital
  Series 1991 RB 6.50%,
  05/01/01(b)               NRR      NRR       400        405,956
-----------------------------------------------------------------
San Francisco (City and
  County of) Parking
  Authority; Parking Meter
  Series 1994 RB 6.75%,
  06/01/05(d)               AAA      Aaa       500        550,735
-----------------------------------------------------------------
West End Water Treatment
  and Conservation Joint
  Powers Authority; Water
  Facilities Series 1990
  COP 7.00%, 10/01/00(b)    NRR      NRR       250        250,000
=================================================================
                                                        1,723,196
=================================================================

COLORADO-1.19%

Boulder (County of); Open
  Space Capital
  Improvement Trust Fund
  Series 1998 RB 5.25%,
  12/15/09                  AA-       --     1,000      1,027,080
-----------------------------------------------------------------
Colorado Department of
  Transportation; Series
  2000 RAN 6.00%,
  06/15/06(d)               AAA      Aaa     1,000      1,065,260
-----------------------------------------------------------------
Denver (City and County
  of) (Variable Purpose);
  Unlimited Tax Series
  2000 GO 5.50%, 08/01/01   AA+      Aa2     1,425      1,437,127
-----------------------------------------------------------------
Denver (City and County
  of) School District #1;
  Unlimited Tax Series
  1990 A GO 9.40%,
  12/15/00                   A       Aa3     1,450      1,463,644
-----------------------------------------------------------------
                                                        4,993,111
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
CONNECTICUT-1.88%

Connecticut (State of)
  Development Authority
  (Corporate Independent
  Living Project); VRD
  Health Care Series 1990
  RB (LOC-Chase Manhattan
  Bank) 5.40%, 07/01/15(e)   --       --    $1,058   $  1,058,000
-----------------------------------------------------------------
Connecticut (State of)
  Residential Recovery
  Authority (Bridgeport
  Resco Co. LP Project);
  Refunding Series 1999 RB
  5.13%, 01/01/09(d)        AAA      Aaa     1,000      1,018,420
-----------------------------------------------------------------
Connecticut (State of)
  Special Tax Obligation
  (2nd Lien Transportation
  Infrastructure-1); VRD
  Series 1990 RB 5.40%,
  12/01/10(e)               A-1+   VMIG1     3,675      3,675,000
-----------------------------------------------------------------
New Haven (City of);
  Unlimited Tax Series
  1997 GO 6.00%,
  02/15/06(d)               AAA      Aaa     2,050      2,178,925
=================================================================
                                                        7,930,345
=================================================================

DELAWARE-1.73%

Delaware (State of)
  Economic Development
  Authority (Delmarva
  Power & Light Co.);
  Refunding Facilities
  Series 2000 C RB 5.50%,
  07/01/10                   A-       A3     2,045      2,072,526
-----------------------------------------------------------------
Delaware Transportation
  Authority; Senior Lien
  Transportation System
  Series 1991 RB 6.00%,
  07/01/01(b)               AAA      Aaa       750        759,037
-----------------------------------------------------------------
University of Delaware;
  VRD Series 1998 RB
  5.60%, 11/01/23(e)        AA+       --     4,435      4,435,000
=================================================================
                                                        7,266,563
=================================================================

DISTRICT OF COLUMBIA-3.42%

District of Columbia;
  Refunding Unlimited Tax
  GO Series 1993 B-2,
  5.50%, 06/01/07(d)        AAA      Aaa     3,000      3,107,880
-----------------------------------------------------------------
  Series 1999 B, 5.50%,
  06/01/09(d)               AAA      Aaa     5,000      5,180,700
-----------------------------------------------------------------
  Series 1993 B-1, 5.50%,
  06/01/09(d)               AAA      Aaa     1,250      1,295,175
-----------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  1992 B GO 6.13%,
  06/01/02(b)               AAA      Aaa        60         62,632
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia
  (American Association of
  Advancement Science);
  Refunding Series 1997 RB
  5.00%, 01/01/05(d)        AAA      Aaa    $  800   $    808,768
-----------------------------------------------------------------
District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.25%, 07/01/08(d)        AAA      Aaa       500        512,095
-----------------------------------------------------------------
  5.25%, 07/01/09(d)        AAA      Aaa       510        519,986
-----------------------------------------------------------------
District of Columbia (The
  Howard University
  Issue); Series 1990 A RB
  6.90%, 10/01/00(b)        AAA      NRR       200        200,000
-----------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare
  Group); Refunding
  Hospital Series A RB
  Series 1993, 5.50%,
  08/15/06(b)               AAA      Aaa       500        519,745
-----------------------------------------------------------------
  Series 1996, 6.00%,
    08/15/06(b)             AAA      Aaa     1,550      1,650,487
-----------------------------------------------------------------
  Series 1997, 6.00%,
    08/15/07(b)             AAA      Aaa       500        535,305
=================================================================
                                                       14,392,773
=================================================================

FLORIDA-1.94%

Broward (County of)
  Expressway Authority;
  Refunding Unlimited Tax
  Series 1986 A GO 6.50%,
  07/01/04                  AA+      Aa2     1,000      1,001,920
-----------------------------------------------------------------
Crossings at Fleming
  Island Community
  Development District;
  Refunding Special
  Assessment Series 2000 B
  RB 4.95%, 05/01/02(d)     AAA      Aaa       870        876,647
-----------------------------------------------------------------
Florida State Board of
  Education; Lottery
  Series 2000 B RB 5.75%,
  07/01/10(d)               AAA      Aaa     1,000      1,066,730
-----------------------------------------------------------------
Miami Beach (City of)
  Health Facilities
  Authority (South Shore
  Hospital); Refunding
  Hospital Series 1998 A
  RB 4.80%, 08/01/08         A        --     1,000        951,950
-----------------------------------------------------------------
Palm Beach (County of)
  Solid Waste Authority;
  Refunding Series 1997 A
  RB 5.50%, 10/01/06(d)     AAA      Aaa     3,000      3,125,640
-----------------------------------------------------------------
Village Center Community
  Development District;
  Refunding Recreational
  Series 1998 A RB 5.50%,
  11/01/10(d)               AAA      Aaa     1,105      1,154,493
=================================================================
                                                        8,177,380
=================================================================

GEORGIA-3.30%

Albany (City of) Sewer
  System; Series 1992 RB
  6.30%, 07/01/02(b)        AAA      Aaa       500        515,380
-----------------------------------------------------------------
Cobb-Marietta Coliseum and
  Exhibit Hall Authority;
  Series 1991 RB 6.75%,
  10/01/01(b)               AAA      Aaa     1,000      1,042,510
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
GEORGIA-(CONTINUED)

Dalton Utilities; Series
  1999 RB 5.75%,
  01/01/10(d)               AAA      Aaa    $1,015   $  1,078,417
-----------------------------------------------------------------
De Kalb Private Hospital
  Authority (Egleston
  Children's Hospital);
  VRD Hospital Series 1994
  RAC (LOC-Suntrust Bank)
  5.45%, 03/01/24(e)        AA-      Aa3     1,254      1,254,000
-----------------------------------------------------------------
Fulton (County of) Water
  and Sewer; Refunding
  Series 1992 RB 5.75%,
  01/01/02(d)               AAA      Aaa       715        725,811
-----------------------------------------------------------------
Georgia State; Unlimited
  Tax GO Series 1998 C
  5.75%, 09/01/01           AAA      Aaa     5,000      5,062,800
-----------------------------------------------------------------
  Series 1992 B 6.30%,
  03/01/09                  AAA      Aaa     1,425      1,571,376
-----------------------------------------------------------------
  Series 1992 B 6.30%,
  03/01/10                  AAA      Aaa     1,000      1,107,650
-----------------------------------------------------------------
Georgia State Municipal
  Electric Authority;
  Series 1991 V RB 6.00%,
  01/01/01(b)               AAA      Aaa     1,000      1,003,740
-----------------------------------------------------------------
Metropolitan Atlanta Rapid
  Transportation
  Authority; Refunding
  Sales Tax Series 1991 M
  RB 6.15%, 07/01/02        AA-       A1       500        514,220
=================================================================
                                                       13,875,904
=================================================================

HAWAII-1.95%

Hawaii (State of);
  Refunding Unlimited Tax
  Series 1997 GO 5.00%,
  10/01/01(d)               AAA      Aaa     3,180      3,197,999
-----------------------------------------------------------------
Hawaii (State of);
  Refunding Unlimited Tax
  Series 1993 GO 5.75%,
  01/01/10(d)               AAA      Aaa     1,000      1,057,910
-----------------------------------------------------------------
Hawaii (State of);
  (Kapolei State Office
  Building); Series 1998 A
  COP 4.50%, 05/01/09(d)    AAA      Aaa     2,725      2,654,913
-----------------------------------------------------------------
Honolulu (City and County
  of); Unlimited Tax
  Series 1994 B GO 6.00%,
  06/01/04(b)               AAA      Aaa     1,230      1,298,548
=================================================================
                                                        8,209,370
=================================================================

IDAHO-0.13%

Idaho Housing Agency;
  Single Family Mortgage
  Sub. Series 1994 D-1 RB
  5.90%, 07/01/06            --      Aa2       520        548,631
=================================================================

ILLINOIS-8.39%

Chicago (City of); Limited
  Tax Series 1997 GO
  6.00%, 01/01/06(b)        AAA      Aaa       350        370,891
-----------------------------------------------------------------
  6.00%, 01/01/06(d)        AAA      Aaa       150        158,456
-----------------------------------------------------------------
Chicago (City of)
  Distribution Package
  Facility; Series 1999 RB
  5.25%, 01/01/05(d)         A      Baa1     2,500      2,523,425
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
ILLINOIS-(CONTINUED)

Chicago (City of) Midway
  Airport; Series 1996 A
  RB 5.30%, 01/01/08(d)     AAA      Aaa    $1,000   $  1,025,900
-----------------------------------------------------------------
Chicago (City of) Park
  District; Refunding
  Unlimited Tax Series
  1995 GO 6.00%,
  01/01/07(d)               AAA      Aaa     2,000      2,125,740
-----------------------------------------------------------------
Cook (County of);
  Unlimited Tax Series
  1991 GO 6.75%,
  11/01/01(b)               AAA      Aaa     2,500      2,609,175
-----------------------------------------------------------------
Elk Grove Park District;
  Unlimited Tax Series
  1992 GO 6.45%,
  04/01/02(b)               AAA      Aaa     1,140      1,171,726
-----------------------------------------------------------------
Hoffman Estates
  Multifamily Housing
  (Park Place Apartments
  Project); Refunding
  Series 1996 RB 5.75%,
  06/01/06(d)               AAA       --     1,400      1,447,278
-----------------------------------------------------------------
Hoffman Estates Tax
  Increment (Economic
  Development Project);
  Refunding Series 1997 RB
  5.00%, 11/15/06(d)        AAA      Aaa     2,500      2,521,125
-----------------------------------------------------------------
Illinois Development
  Finance Authority
  (Adventist Health);
  Series 1997 A RB 5.25%,
  11/15/02(d)               AAA      Aaa     1,315      1,331,963
-----------------------------------------------------------------
Illinois Development
  Finance Authority
  (American College of
  Surgeons); VRD Series
  1996 RB (LOC-Northern
  Trust Co.) 5.60%,
  08/01/26(e)               A-1+      --     2,810      2,810,000
-----------------------------------------------------------------
Illinois Development
  Finance Authority
  (Citizens Utility
  Company Project); Series
  1997 RB 4.80%, 08/01/25    A+       --     1,000        963,020
-----------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (MJH Educational
  Assistance); Series 1999
  B RB 4.63%, 09/01/04(b)   AAA      Aaa       350        349,738
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Children's
  Memorial Hospital);
  Series 1999 A RB 5.50%,
  08/15/07(d)               AAA      Aaa     1,580      1,626,247
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Edward
  Obligated Group); Series
  1997 A RB 4.90%,
  02/15/08(d)               AAA      Aaa       835        830,366
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Highland Park
  Hospital); Series 1991 A
  RB 5.55%, 10/01/06(d)     AAA      Aaa       500        517,485
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Revolving
  Fund Pooled); VRD Series
  1985 D RB 5.50%,
  08/01/15(e)                A+      Aa2     4,850      4,850,000
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (The Carle
  Foundation); Series 1998
  A RB 5.25%, 07/01/09(b)   AAA      Aaa     1,000      1,012,500
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
ILLINOIS-(CONTINUED)

Illinois Regional
  Transportation
  Authority; Series 1994 B
  RB 6.30%, 06/01/04(b)     AAA      Aaa    $1,000   $  1,073,150
-----------------------------------------------------------------
Illinois (State of); Sales
  Tax Series 2000 RB
  5.50%, 06/15/01           AAA      Aa2     2,250      2,267,280
-----------------------------------------------------------------
Illinois (State of)
  Partners (Departmental
  Central Management
  Services); Series 1999
  COP 4.90%, 07/01/08(d)    AAA      Aaa     1,000      1,000,560
-----------------------------------------------------------------
Joliet (City of)
  Waterworks and Sewer;
  Series 1989 RB 6.95%,
  01/01/01(d)               AAA      Aaa       250        251,510
-----------------------------------------------------------------
McHenry (County of) School
  District #47 (Crystal
  Lake); Unlimited Tax
  Series 1999 GO 5.13%,
  02/01/10(d)                --      Aaa     1,250      1,262,987
-----------------------------------------------------------------
Warrenville (City of) Tax
  Increment; Series 2000
  RB 5.25%, 05/01/07(d)     AAA       --     1,170      1,198,022
=================================================================
                                                       35,298,544
=================================================================

INDIANA-2.34%

Hamilton (County of);
  Optional Income Tax
  Revenue Series 1998 RB
  5.00%, 07/10/08(d)        AAA      Aaa     1,095      1,107,560
-----------------------------------------------------------------
Indiana Health Facilities
  Financing Authority
  (Charity Obligated
  Group); VRD Series 1997
  D RB 5.00%,
  11/01/07(b)(e)            NRR      NRR     3,260      3,280,147
-----------------------------------------------------------------
Indiana Municipal Power
  Agency (Power Supply
  System); Refunding
  Special Obligation
  1st-Crossover Series
  1998 B RB 4.80%,
  01/01/09(d)               AAA      Aaa     2,000      1,986,420
-----------------------------------------------------------------
Indiana Transportation
  Finance Authority;
  Airport Facilities Lease
  Series 1992 A RB 6.00%,
  11/01/01                   AA       A1       500        507,975
-----------------------------------------------------------------
Indiana Transportation
  Finance Authority;
  Highway Series 1993 A RB
  5.50%, 06/01/07(d)        AAA      Aaa     1,000      1,041,740
-----------------------------------------------------------------
Indianapolis (City of);
  Local Public Improvement
  Series 1999 D RB 5.10%,
  01/01/09                  AAA      Aaa       425        431,825
-----------------------------------------------------------------
Warren (Township)
  Independent School
  Building Corp; Refunding
  First Mortgage Series
  1998 RB 4.50%,
  01/05/03(d)               AAA      Aaa     1,500      1,497,045
=================================================================
                                                        9,852,712
=================================================================

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
IOWA-0.42%

Des Moines (City of);
  Unlimited Tax Series
  2000 D GO 5.00%,
  06/01/03                  AA+      Aa2    $  745   $    753,262
-----------------------------------------------------------------
Muscatine (City of);
  Refunding Electric
  Series 1986 RB 5.00%,
  01/01/08                   A        A3     1,000        993,930
=================================================================
                                                        1,747,192
=================================================================

KANSAS-0.06%

Burlington (City of)
  Environmental
  Improvement (Kansas City
  Power and Light Co.
  Project); Refunding
  Series 1998 D RB 4.35%,
  09/01/01(d)                A1       A2       250        249,420
=================================================================

KENTUCKY-0.22%

Carrollton and Henderson
  Public Energy Authority;
  Gas Series 1998 B RB
  4.20%, 01/01/06(d)        AAA      Aaa     1,000        935,670
=================================================================

LOUISIANA-2.18%

Jefferson Parish School
  Board; Sales and Use Tax
  Series 1995 RB 6.00%,
  02/01/04(d)               AAA      Aaa     1,720      1,792,257
-----------------------------------------------------------------
Louisiana (State of);
  Unlimited Tax Series
  1993 A GO 6.00%,
  04/15/07(d)               AAA      Aaa     5,000      5,330,000
-----------------------------------------------------------------
Louisiana (State of)
  Offshore Terminal
  Authority (Loop, Inc.);
  Refunding Deepwater Port
  1st Stage Series 1992 B
  RB 6.00%, 09/01/01         A        A3     1,000      1,011,310
-----------------------------------------------------------------
  6.20%, 09/01/03            A        A3     1,000      1,028,780
=================================================================
                                                        9,162,347
=================================================================

MASSACHUSETTS-3.86%

Massachusetts (State of);
  Consumer Lien Unlimited
  Tax Series 2000 A GO
  5.75%, 02/01/09           AA-      Aa2     5,000      5,311,900
-----------------------------------------------------------------
Massachusetts (State of);
  Refunding Limited Tax GO
  Series 1993 C 4.95%,
  08/01/05(d)               AAA      Aaa     5,000      5,089,800
-----------------------------------------------------------------
  Series 1997 A 5.75%,
  08/01/08(d)               AAA      Aaa     5,000      5,333,300
-----------------------------------------------------------------
Massachusetts (State of)
  Health and Educational
  Facilities Authority
  (Eye and Ear Infirmary);
  Refunding Series 1998 B
  RB 5.00%, 07/01/05         A        --       500        498,710
=================================================================
                                                       16,233,710
=================================================================

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
MICHIGAN-4.40%

Dearborn (City of)
  Economic Development
  Corp.
  (Oakwood Obligated
    Group);
  Hospital Series 1991 A
    RB
  6.95%, 08/15/01(b)        AAA      Aaa    $1,000   $  1,041,270
-----------------------------------------------------------------
Detroit (City of);
  Refunding Unlimited Tax
  GO Series 1995 B 6.25%,
  04/01/09(d)               AAA      Aaa     4,065      4,333,453
-----------------------------------------------------------------
  Series 1997 B 5.38%,
  04/01/10(d)               AAA      Aaa     1,630      1,684,393
-----------------------------------------------------------------
Detroit (City of) School
  District; Unlimited Tax
  Series 1992 GO 5.60%,
  05/01/01                  AA+      Aa2       765        770,416
-----------------------------------------------------------------
Frankenmuth (City of)
  School District;
  Unlimited Tax Series
  2000 GO 5.50%, 05/01/10   AAA      Aa1       250        259,987
-----------------------------------------------------------------
Michigan State Building
  Authority (Facilities
  Program); Series 1997 II
  RB 5.00%, 10/15/01        AA+      Aa2     1,000      1,006,370
-----------------------------------------------------------------
Michigan State Building
  Authority; Refunding
  Series 1991 I RB 6.40%,
  10/01/04                   AA      Aa2     2,000      2,074,920
-----------------------------------------------------------------
Michigan State Hospital
  Finance Authority
  (Ascension Health
  Credit); Series 1999 B
  RB 5.20%, 11/15/05(b)     NRR      NRR     4,000      4,019,360
-----------------------------------------------------------------
Michigan State Hospital
  Finance Authority (Bay
  Medical Center);
  Refunding Series 1997 A
  RB 5.00%, 07/01/02(d)     AAA      Aaa     1,000      1,007,220
-----------------------------------------------------------------
Western Michigan
  University; Series 1991
  A RB 6.50%, 07/15/01(b)   AAA      Aaa     2,250      2,330,595
=================================================================
                                                       18,527,984
=================================================================

MINNESOTA-0.99%

Minneapolis (City of)
  Special School District
  #1; Unlimited Tax Series
  1997 GO 5.00%, 02/01/10   AA+      Aa1     1,000      1,005,970
-----------------------------------------------------------------
Ramsey (County of)
  (Capital Improvement);
  Refunding Unlimited Tax
  Series 1992 C GO 5.50%,
  12/01/03                  AA+      Aaa     1,725      1,777,198
-----------------------------------------------------------------
St. Cloud Health Care (St.
  Cloud Hospital
  Obligation Group);
  Series 2000 A RB 5.50%,
  05/01/06                   --      Aaa       600        620,604
-----------------------------------------------------------------
Southern Minnesota
  Municipal Power Agency;
  Power Supply System
  Series 1992 A RB 5.60%,
  01/01/04                   A+       A2       745        765,786
=================================================================
                                                        4,169,558
=================================================================

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
MISSOURI-0.34%

Missouri (State of) Health
  and Educational
  Facilities Authority
  (Freeman Health Systems
  Project); Hospital
  Series 1998 RB 4.85%,
  02/15/07(d)                A        --    $1,000   $    953,030
-----------------------------------------------------------------
  5.00%, 02/15/08(d)         A        --       515        492,340
=================================================================
                                                        1,445,370
=================================================================

MONTANA-0.10%

Montana (State of) Higher
  Education Assistance
  Corp.; Student Loan
  Series 1992 A RB 6.60%,
  12/01/00                   --        A       420        421,109
=================================================================

NEVADA-0.47%

Clark (County of)
  Improvement District #65
  (Lamb Boulevard III);
  Special Assessment
  Series 1992 6.20%,
  12/01/02                   AA       A1       120        123,877
-----------------------------------------------------------------
Nevada (State of) Capital
  Improvement and Cultural
  Affairs; Limited Tax
  Series 1999 A GO 5.00%,
  02/01/10                   AA      Aa2     1,500      1,505,445
-----------------------------------------------------------------
Nevada (State of)
  Municipal Bond Bank
  Project #38-39; Limited
  Tax Series 1992 A GO
  6.00%, 07/01/01(b)        NRR      NRR       350        354,015
=================================================================
                                                        1,983,337
=================================================================

NEW JERSEY-1.61%

New Jersey State
  Transportation Trust
  Fund Authority
  (Transportation System);
  Series 1999 A RB 5.50%,
  06/15/10                   AA      Aa2     6,000      6,270,060
-----------------------------------------------------------------
Trenton (City of);
  Unlimited Tax Series
  1992 GO 6.10%,
  08/15/02(d)               AAA      Aaa       500        515,655
=================================================================
                                                        6,785,715
=================================================================

NEW MEXICO-0.12%

Santa Fe (City of); Series
  1994 A RB 5.50%,
  06/01/03(b)               AAA      Aaa       500        511,860
=================================================================

NEW YORK-7.17%

Nassau (County of);
  Unlimited Tax General
  Improvement GO Series
  2000 E, 5.25%,
  03/01/05(d)               AAA      Aaa     3,000      3,072,060
-----------------------------------------------------------------
  Series 1997 V, 5.15%,
  03/01/07(d)               AAA      Aaa     2,500      2,553,200
-----------------------------------------------------------------
New York (City of);
  Refunding Series 1996 D
  GO 5.60%, 11/01/05         A-       A2     5,000      5,203,200
-----------------------------------------------------------------
New York (City of);
  Unlimited Tax Series
  1996 G GO 5.90%,
  02/01/05                   A-       A2     1,150      1,203,809
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (City of) Transit
  Authority (Metropolitan
  Transportation
  Authority); Triborough
  Series 1999 A COP 5.00%,
  01/01/08(d)               AAA      Aaa    $1,000   $  1,015,710
-----------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Frances Schervier
  Obligation Group);
  Series 1997 RB 5.50%,
  07/01/10(d)               AAA      Aaa     1,205      1,256,586
-----------------------------------------------------------------
New York (State of)
  Dormitory Authority;
  Mental Health Facilities
  Series 1997 A RB 6.00%,
  02/15/05                   A        A3     1,000      1,049,080
-----------------------------------------------------------------
  6.00%, 08/15/07            A        A3     1,775      1,888,582
-----------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Pace University Issue);
  Refunding Series 1997 RB
  6.00%, 07/01/07(d)        AAA      Aaa     1,275      1,371,237
-----------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Upstate Community
  Colleges); Series 1999 A
  RB 4.38%, 07/01/09(d)     AAA      Aaa     1,000        961,300
-----------------------------------------------------------------
New York (State of) Local
  Government Assistance
  Corp.; Refunding Series
  1996 A RB 5.13%,
  04/01/10(d)               AAA      Aaa     5,000      5,087,800
-----------------------------------------------------------------
New York (State of)
  Medical Care Facilities
  (Hospital and Nursing
  Home); Refunding
  Financial Agency Series
  1995 A RB 5.60%,
  02/15/05(d)               AAA       --       320        321,078
-----------------------------------------------------------------
New York (State of)
  Tollway Authority;
  General Series 1997 D RB
  5.40%, 01/01/10           AA-      Aa3     5,000      5,177,750
=================================================================
                                                       30,161,392
=================================================================

NORTH CAROLINA-4.05%

Charlotte (City of);
  Refunding Unlimited Tax
  Series 1998 GO 5.25%,
  02/01/10                  AAA      Aaa     5,000      5,159,600
-----------------------------------------------------------------
Johnston (County of);
  Unlimited Tax Series
  1997 GO 4.90%,
  05/01/01(d)               AAA      Aaa     1,000      1,003,230
-----------------------------------------------------------------
North Carolina (State of)
  Eastern Municipal Power
  Agency (Power System);
  Refunding Series 1993 B
  RB 7.00%, 01/01/08(d)     AAA      Aaa     1,000      1,120,870
-----------------------------------------------------------------
North Carolina (State of)
  Municipal Power Agency
  #1 (Catawba Electric);
  Series 1999 A RB 6.00%,
  01/01/07(d)               AAA      Aaa     4,330      4,616,646
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
NORTH CAROLINA-(CONTINUED)

North Carolina (State of)
  (Public Improvement);
  Unlimited Tax Series
  1999 A GO 5.25%,
  03/01/10                  AAA      Aaa    $5,000   $  5,164,700
=================================================================
                                                       17,065,046
=================================================================

NORTH DAKOTA-0.41%

Burleigh (County of)
  Health Care (Medcenter
  One Inc.); Refunding
  Series 1999 RB 5.25%,
  05/01/09(d)               AAA      Aaa     1,695      1,723,001
=================================================================

OHIO-2.85%

Franklin (County of);
  Limited Tax Series 1991
  GO 6.30%, 12/01/01(b)     NRR      NRR     1,500      1,560,525
-----------------------------------------------------------------
Greene (County of) Water
  System; Series 1996 A RB
  5.45%, 12/01/06(d)        AAA      Aaa       585        610,091
-----------------------------------------------------------------
Hilliard (City of) School
  District; Refunding
  Unlimited Tax Series
  1992 GO 6.05%,
  12/01/00(d)               AAA      Aaa       500        501,395
-----------------------------------------------------------------
  6.15%, 12/01/01(d)        AAA      Aaa       250        254,900
-----------------------------------------------------------------
Montgomery (County of)
  (Catholic Health
  Initiatives); Series
  2000 RB 5.25%, 12/01/03   AA-      Aa3     1,745      1,761,019
-----------------------------------------------------------------
Ohio (State of)
  (Elementary & Secondary
  Education Facilities);
  Special Obligation
  Series 1997 A RB 5.10%,
  12/01/05                  AA-      Aa2     1,500      1,535,385
-----------------------------------------------------------------
Ohio State Public
  Facilities Community
  (Mental Health
  Facilities); Series 1998
  II-A RB 4.50%,
  06/01/01(d)               AAA      Aaa     5,300      5,303,498
-----------------------------------------------------------------
Portage (County of)
  (Robinson Memorial
  Hospital); Hospital
  Series 1999 RB 5.15%,
  11/15/08(d)               AAA      Aaa       465        473,616
=================================================================
                                                       12,000,429
=================================================================

OKLAHOMA-1.96%

Claremore (City of) Public
  Works Authority;
  Refunding Capital
  Improvement Series 2000
  RB 6.00%, 06/01/05(d)      --      Aaa     2,285      2,423,494
-----------------------------------------------------------------
Grady (County of)
  Industrial Authority
  (Correctional
  Facilities); Series 1999
  RB 5.38%, 11/01/09(d)     AAA      Aaa       360        374,533
-----------------------------------------------------------------
Grand River Dam Authority;
  Refunding Series 1993 RB
  5.50%, 06/01/09(d)        AAA      Aaa     2,000      2,102,440
-----------------------------------------------------------------
Mustang (City of)
  Improvement Authority;
  Utility Series 1999 RB
  5.25%, 10/01/09(d)         --      Aaa     1,130      1,165,109
-----------------------------------------------------------------
Norman (City of) Regional
  Hospital Authority;
  Refunding Series 1996 A
  RB 5.30%, 09/01/07(d)     AAA      Aaa     1,090      1,121,032
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
OKLAHOMA-(CONTINUED)

Okmulgee (County of)
  Governmental Building
  (Authority Sales Tax);
  1st Mortgage Series 2000
  RB 5.60%, 03/01/10(d)      --      Aaa    $1,000   $  1,056,850
=================================================================
                                                        8,243,458
=================================================================

OREGON-0.95%

Cow Creek Band (Umpqua
  Tribe of Indians);
  Series 1998 B RB 4.25%,
  07/01/03(d)               AAA      Aaa       315        312,115
-----------------------------------------------------------------
Grande Ronde (City of)
  Community Confederated
  Tribes (Governmental
  Facilities and
  Infrastructure);
  Unlimited Tax Series
  1997 GO 5.00%,
  12/01/07(d)               AAA      Aaa     1,145      1,166,297
-----------------------------------------------------------------
Portland (City of); Sewer
  System Series 1994 A RB
  5.45%, 06/01/03            A+       A1     1,065      1,087,876
-----------------------------------------------------------------
  5.55%, 06/01/04            A+       A1       500        515,285
-----------------------------------------------------------------
Salem (City of) Hospital
  Facilities Authority
  (Salem Hospital); Series
  1998 RB 4.20%, 08/15/08   AA-       --     1,000        917,480
=================================================================
                                                        3,999,053
=================================================================

PENNSYLVANIA-2.75%

Lehigh (County of) General
  Purpose Authority
  (Kidspeace Obligation
  Group); Series 1998 RB
  5.70%, 11/01/09(d)         A        --     1,000      1,007,700
-----------------------------------------------------------------
Pennsylvania (State of);
  Series 2000 RB 5.50%,
  01/15/08(d)               AAA      Aaa     1,000      1,043,750
-----------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority;
  Series 1999 RB 4.50%,
  07/01/08(d)               AAA      Aaa     1,525      1,482,422
-----------------------------------------------------------------
  4.55%, 07/01/09(d)        AAA      Aaa       750        733,552
-----------------------------------------------------------------
Pennsylvania (State of)
  Industrial Development
  Authority (Economic
  Development); Series
  1991 A RB 7.00%,
  07/01/01(b)               AAA      NRR     1,000      1,038,410
-----------------------------------------------------------------
Philadelphia (City of)
  School District;
  Refunding Unlimited Tax
  Series 1999 D GO 5.50%,
  03/01/08(d)               AAA      Aaa     2,000      2,085,060
-----------------------------------------------------------------
Philadelphia (City of)
  Water and Waste Trust;
  Series 1993 RB 5.50%,
  06/15/07(d)               AAA      Aaa     2,050      2,137,166
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
PENNSYLVANIA-(CONTINUED)

Trinity Area School
  District; Unlimited Tax
  Series 1991 GO 6.63%,
  11/01/01(b)               AAA      Aaa    $2,000   $  2,047,200
=================================================================
                                                       11,575,260
=================================================================

RHODE ISLAND-0.25%

Rhode Island (State of);
  Refunding Unlimited Tax
  Series 1992 A GO 6.10%,
  06/15/03(d)               AAA      Aaa     1,000      1,039,360
=================================================================

SOUTH CAROLINA-2.18%

Medical University of
  South Carolina; Hospital
  Facilities Series 1999
  RB 5.50%, 07/01/09         A        A3     1,000        982,240
-----------------------------------------------------------------
Piedmont (City of)
  Municipal Power Agency;
  Refunding Series 1996 B
  RB 5.25%, 01/01/08(d)     AAA      Aaa     4,000      4,089,080
-----------------------------------------------------------------
South Carolina (State of)
  Public Service
  Authority; Series 1999 A
  RB 5.50%, 01/01/10(d)     AAA      Aaa     1,000      1,041,070
-----------------------------------------------------------------
South Carolina (State of)
  Transportation
  Infrastructure; RB
  Series 1998 A, 5.00%,
  10/01/04(d)               AAA      Aaa     1,795      1,820,902
-----------------------------------------------------------------
  Series 1999 A, 5.50%,
  10/01/09(d)                --      Aaa     1,180      1,230,115
=================================================================
                                                        9,163,407
=================================================================

SOUTH DAKOTA-0.47%

Rapid City (City of);
  Sales Tax Series 1995 A
  RB 5.60%, 06/01/05(d)     AAA      Aaa       255        264,807
-----------------------------------------------------------------
South Dakota Health and
  Educational Facility
  (McKennan Hospital);
  Refunding Series 1996 RB
  5.40%, 07/01/06(d)        AAA      Aaa     1,680      1,721,463
=================================================================
                                                        1,986,270
=================================================================

TENNESSEE-2.29%

Bristol Health and
  Educational Facilities
  Board (Bristol Memorial
  Hospital); Series 1991
  RB 7.00%, 03/01/01(b)     AAA      Aaa     1,750      1,802,798
-----------------------------------------------------------------
Johnson (City of) Health
  and Educational
  Facilities Board;
  Refunding Hospital
  Series 2000 A RB 5.50%,
  07/01/05(d)                --      Aaa     1,975      2,031,998
-----------------------------------------------------------------
Memphis (City of) Sanitary
  Sewer System; Series
  2000 RB 5.35%, 05/01/09   AA+      Aa2       525        544,336
-----------------------------------------------------------------
Nashville and Davidson
  (County of) Health and
  Educational Facilities
  Board (Welch Bend
  Apartments); Multifamily
  Housing Series 1996 A RB
  5.50%, 01/01/07(b)        AAA      NRR     1,000      1,028,600
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
TENNESSEE-(CONTINUED)

Nashville and Davidson
  (County of) Metropolitan
  Government Health and
  Educational Facilities
  Board (Meharry Medical
  College); Series 1979 RB
  7.88%, 12/01/04(b)        NRR      Aaa    $  720   $    768,946
-----------------------------------------------------------------
Tennergy Corp.; Gas Series
  1999 RB 4.13%,
  06/01/09(d)               AAA      Aaa     1,000        881,820
-----------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Mortgage Financing
  Refunding Series 1993 A
  RB 5.65%, 01/01/07         AA       A1     1,325      1,360,841
-----------------------------------------------------------------
Tennessee (State of);
  Unlimited Tax Series
  1994 A GO 5.60%,
  03/01/04(b)               NRR      NRR     1,150      1,201,359
=================================================================
                                                        9,620,698
=================================================================

TEXAS-16.43%

Amarillo (City of) Health
  Facilities Corp.
  (Baptist St. Anthony's
  Hospital); Series 1998
  RB 5.50%, 01/01/10(d)      --      Aaa     1,275      1,317,802
-----------------------------------------------------------------
Arlington (City of)
  Independent School
  District; Unlimited Tax
  Series 2000 GO 5.25%,
  02/15/08(d)                --      Aaa     1,000      1,027,580
-----------------------------------------------------------------
Bexar (County of) Housing
  Finance Authority
  (Fountainhead Apts.);
  Refunding VRD
  Multifamily Series 1996
  RB 5.55%, 09/15/26(e)     A-1+      --     4,109      4,109,000
-----------------------------------------------------------------
Canadian River Municipal
  Water Authority
  (Conjunctive Use
  Groundwater); Refunding
  Texas Contract Series
  1999 RB 5.00%,
  02/15/10(d)               AAA      Aaa     2,655      2,660,230
-----------------------------------------------------------------
Carroll (City of)
  Independent School
  District; Unlimited Tax
  Series 2000 A GO 5.00%,
  02/15/01(d)               AAA      Aaa     1,750      1,754,463
-----------------------------------------------------------------
Central Texas College
  District; Building
  Series 1999 RB 4.63%,
  05/15/09(d)               AAA      Aaa     1,135      1,113,219
-----------------------------------------------------------------
Conroe (City of)
  Independent School
  District; Unlimited
  School Tax Series 1991
  GO 7.38%, 02/01/01(d)      --      Aaa       115        116,113
-----------------------------------------------------------------
Dallas (City of)
  Waterworks and Sewer
  System; Refunding Series
  2000 RB 5.50%, 10/01/09    AA      Aa2     1,500      1,565,925
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Gatesville Independent
  School District;
  Refunding Unlimited Tax
  School and Building
  Series 1995 GO 5.80%,
  02/01/03(d)                --      Aaa    $  485   $    498,304
-----------------------------------------------------------------
Harris (County of) (Port
  of Houston Authority);
  Series 1977 RB 5.75%,
  05/01/02                   A        A2       575        582,015
-----------------------------------------------------------------
  5.75%, 05/01/02(d)        AAA      Aaa       555        558,325
-----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Christus Health);
  Series 1999 A RB 5.38%,
  07/01/08(d)               AAA      Aaa     1,000      1,028,270
-----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Memorial Hermann
  Hospital System
  Project); Refunding
  Hospital Series 1998 RB
  5.50%, 06/01/09(d)        AAA      Aaa     5,500      5,694,865
-----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Children's
  Hospital Project);
  Series 1999 A RB 5.00%,
  10/01/09                   AA      Aa2     1,920      1,881,888
-----------------------------------------------------------------
Houston (City of) Hotel
  Occupancy (Customer
  Receipts); Series 1985 A
  RB 7.00%, 07/01/01(b)     AAA      Aaa     5,000      5,095,200
-----------------------------------------------------------------
Houston (City of) Limited
  Tax Series 1992 C GO
  6.25%, 03/01/02(b)        NRR      NRR     1,985      2,032,600
-----------------------------------------------------------------
Katy (City of) Independent
  School District;
  Unlimited Tax Series
  1999 A GO 5.20%,
  02/15/10(d)               AAA      Aaa     1,285      1,307,590
-----------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 1994
  COP 5.75%, 08/15/01(d)    AAA      Aaa       470        475,668
-----------------------------------------------------------------
Kerrville (City of);
  Refunding Electric
  Series 1991 RB 6.38%,
  11/01/01(d)               AAA      Aaa       185        188,748
-----------------------------------------------------------------
La Joya Independent School
  District; Unlimited Tax
  Series 1998 GO 5.38%,
  02/15/10(d)               AAA      Aaa     1,535      1,575,708
-----------------------------------------------------------------
La Marque Independent
  School District;
  Unlimited Tax Series
  1992 GO 7.50%,
  08/15/02(d)               AAA      Aaa       750        789,877
-----------------------------------------------------------------
Lower Colorado River
  Authority; Refunding
  Series 1999 B RB 6.00%,
  05/15/10(d)               AAA      Aaa     1,470      1,595,347
-----------------------------------------------------------------
Lubbock (City of); Series
  1999 COP 5.00%, 02/15/10   AA      Aa2       680        682,264
-----------------------------------------------------------------
Lubbock Health Facility
  Development Corp.
  (Methodist Hospital);
  Series 1993 B RB 5.40%,
  12/01/05(b)               AAA      Aaa       500        517,685
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Plano (City of); Unlimited
  Tax Series 2000 GO
  5.25%, 09/01/06           AAA      Aaa    $  600   $    617,760
-----------------------------------------------------------------
  5.13%, 09/01/07           AAA      Aaa       535        547,305
-----------------------------------------------------------------
Plano (City of)
  Independent School
  District; Unlimited Tax
  Series 1994 GO 5.80%,
  02/15/05(d)               AAA      Aaa     2,025      2,096,624
-----------------------------------------------------------------
San Antonio (City of)
  Electric and Gas;
  Refunding Series 1998 A
  RB 5.25%, 02/01/10         AA      Aa1     8,500      8,668,895
-----------------------------------------------------------------
Southlake (City of)
  (Waterworks and
  Sewer-Certificates
  Obligation); Limited Tax
  Series 2000 A GO 5.40%,
  02/15/09(d)               AAA      Aaa       250        258,825
-----------------------------------------------------------------
  5.45%, 02/15/10(d)        AAA      Aaa       235        243,115
-----------------------------------------------------------------
Tarrant (County of)
  Housing Finance Corp.
  (Arbors On the Park II);
  Multifamily Housing
  Series 1990 RB 5.05%,
  12/01/07                  AAA       --     1,425      1,410,551
-----------------------------------------------------------------
Tarrant (County of) Junior
  College District;
  Limited Tax Series 1994
  GO 5.05%, 12/15/10         AA      Aa2     1,425      1,431,840
-----------------------------------------------------------------
Temple (City of);
  Refunding Limited Tax
  Series 1992 GO 5.80%,
  02/01/01(d)               AAA      Aaa       250        251,200
-----------------------------------------------------------------
Texas Association of
  School Boards; Limited
  TAN Series 2000 A 4.75%,
  08/31/01                   --     MIG1    10,000     10,033,500
-----------------------------------------------------------------
Texas Municipal Power
  Agency; Refunding Series
  1992 RB 5.75%,
  09/01/02(b)               AAA      Aaa     1,000      1,023,120
-----------------------------------------------------------------
Texas (State of) Turnpike
  Authority (Addison
  Airport Toll Tunnel
  Project); Dallas North
  Tollway Series 1994 RB
  6.30%, 01/01/05(d)        AAA      Aaa       500        530,990
-----------------------------------------------------------------
University of Texas
  (Financing System);
  Series 1996 B RB 4.80%,
  08/15/09                  AAA      Aa1     1,650      1,642,839
-----------------------------------------------------------------
University of Texas
  Permanent University
  Fund; Refunding Series
  1991 RB 6.30%, 07/01/01   AAA      Aaa     1,000      1,014,330
-----------------------------------------------------------------
Weatherford (City of)
  Utility System;
  Refunding and
  Improvement Series 1999
  RB 4.35%, 09/01/09(b)     AAA      Aaa     1,275      1,204,786
=================================================================
                                                       69,144,366
=================================================================

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
UTAH-1.09%

Salt Lake City (City of);
  Unlimited Tax Series
  1999 GO 5.25%, 06/15/09   AAA      Aaa    $  900   $    925,875
-----------------------------------------------------------------
Spanish Fork (City of)
  Utah Electric; Series
  2000 RB 5.00%,
  08/15/08(d)                --      Aaa       600        606,966
-----------------------------------------------------------------
  5.00%, 08/15/09(d)         --      Aaa       630        638,518
-----------------------------------------------------------------
  5.00%, 08/15/10(d)         --      Aaa       660        669,200
-----------------------------------------------------------------
Utah (State of) Associated
  Municipal Power System
  (Hunter Project);
  Refunding Series 1994 RB
  5.00%, 07/01/10(d)        AAA      Aaa     1,000      1,001,410
-----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage Series
  1999 E-II RB 5.05%,
  07/01/07                  AAA      Aaa       250        254,410
-----------------------------------------------------------------
Utah (State of) (Board of
  Water Resource Program);
  Revolving Fund
  Recapitalization Series
  1992 B RB 6.10%,
  04/01/02                   AA       --       500        511,780
=================================================================
                                                        4,608,159
=================================================================

VERMONT-0.48%

Vermont Municipal Bond
  Bank; Refunding Series
  1995 2 RB 5.00%,
  12/01/00(d)               AAA      Aaa     2,025      2,027,126
=================================================================

VIRGINIA-1.16%

Fairfax (County of)
  (Public Improvement);
  Unlimited Tax Series
  1997 A GO 5.00%,
  06/01/07                  AAA      Aaa     1,000      1,018,060
-----------------------------------------------------------------
Norfolk (City of)
  Redevelopment and
  Housing Authority
  (Tidewater Community
  College Campus);
  Educational Facility
  Series 1995 RB 5.30%,
  11/01/04                  AA+      Aa1       535        550,354
-----------------------------------------------------------------
  5.40%, 11/01/05           AA+      Aa1       500        518,590
-----------------------------------------------------------------
Peninsula Ports Authority
  (Riverside Health System
  Project); Refunding
  Health System Series
  1998 RB 5.00%, 07/01/06    AA      Aa2     1,000      1,000,910
-----------------------------------------------------------------
Portsmouth (City of);
  Refunding Unlimited Tax
  Port Improvement Series
  1992 GO 6.40%, 11/01/03   AA-       A3       300        311,592
-----------------------------------------------------------------
Portsmouth (City of);
  Refunding Unlimited Tax
  Public Utility Series
  1992 GO 5.90%, 11/01/01   AA-       A3       450        456,570
-----------------------------------------------------------------
Virginia (State of) Public
  School Authority;
  Refunding School Funding
  Series 1997 I RB 5.25%,
  08/01/07                  AA+      Aa1     1,000      1,031,730
-----------------------------------------------------------------
                                                        4,887,806
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
WASHINGTON-3.07%

King (County of); Sewer
  Series 1994 A RB 5.80%,
  01/01/04(b)               AAA      NRR    $1,000   $  1,053,560
-----------------------------------------------------------------
Lewis (County of) Public
  Utility District #1
  (Cowlitz Falls
  Hydroelectronics);
  Refunding Series 1993 RB
  5.38%, 10/01/08           AA-      Aa1     1,000      1,023,910
-----------------------------------------------------------------
Seattle (City of);
  Refunding Limited Tax
  Series GO 6.40%,
  10/01/01(b)               NRR      NRR       250        254,800
-----------------------------------------------------------------
Seattle (Port of); Series
  1992 A RB 6.00%,
  11/01/01                  AA-      Aa3       500        508,235
-----------------------------------------------------------------
Snohomish (County of)
  Public Utilities
  District #1; Electric
  Generation System Series
  1993 RB 5.70%,
  01/01/06(d)               AAA      Aaa     4,000      4,169,000
-----------------------------------------------------------------
Snohomish (County of)
  School District #16
  Arlington; Unlimited Tax
  Series 2000 GO 5.40%,
  12/01/08(d)                --      Aaa       915        949,139
-----------------------------------------------------------------
Spokane (City of);
  Unlimited Tax Series
  1999 B GO 5.40%,
  01/01/10(d)               AAA      Aaa     2,075      2,131,087
-----------------------------------------------------------------
Washington (State of);
  Refunding Unlimited Tax
  Series 1999 R 2000A GO
  5.50%, 01/01/08           AA+      Aa1     1,135      1,180,207
-----------------------------------------------------------------
Washington (State of)
  Public Power Supply
  System (Nuclear Project
  #1); Refunding Series
  1993 B RB 5.15%,
  07/01/02                  AA-      Aa1       610        614,801
-----------------------------------------------------------------
Washington (State of)
  Public Power Supply
  System (Nuclear Project
  #2); Refunding Series
  1997 B RB 5.50%,
  07/01/06                  AA-      Aa1     1,000      1,031,650
=================================================================
                                                       12,916,389
=================================================================

WISCONSIN-2.83%

Chippewa (County of);
  Unlimited Tax Series
  2000 GO 4.88%, 02/01/03    --      Aa3       615        617,884
-----------------------------------------------------------------
Milwaukee (City of) Area
  Technical College
  District; Unlimited Tax
  Series 2000 A GO 4.88%,
  12/01/01                   --      Aa2     1,855      1,863,496
-----------------------------------------------------------------
Milwaukee (City of);
  Unlimited Tax Series
  1991 GO 6.30%, 06/15/01   AA+      Aa2     1,000      1,012,890
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
WISCONSIN-(CONTINUED)

Mount Pleasant (City of);
  Refunding Unlimited Tax
  Series 2000 GO 5.00%,
  10/01/02                   --      Aa3    $  680   $    686,535
-----------------------------------------------------------------
  5.00%, 10/01/03            --      Aa3       765        775,595
-----------------------------------------------------------------
  4.90%, 10/01/04            --      Aa3       805        814,885
-----------------------------------------------------------------
Two Rivers (City of)
  Public School District;
  Refunding Unlimited Tax
  Series 2000 GO 5.50%,
  03/01/08(d)                --      Aaa       680        711,940
-----------------------------------------------------------------
Wausau (City of) School
  District; Unlimited Tax
  Series 1992 GO 6.30%,
  04/01/02(b)                --      NRR     1,000      1,025,100
-----------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Charity Obligation
  Group); Hospital Series
  1997 D RB 4.90%,
  11/01/05(b)               NRR      NRR     2,145      2,166,986
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
WISCONSIN-(CONTINUED)

Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Marshfield Clinic);
  Series 1997 RB 5.20%,
  02/15/07(d)               AAA      Aaa    $2,210   $  2,253,007
=================================================================
                                                       11,928,318
=================================================================
TOTAL INVESTMENTS-99.59%
  (Cost $413,992,975)                                 419,140,944
=================================================================
OTHER ASSETS LESS
  LIABILITIES-0.41%                                     1,724,949
=================================================================
NET ASSETS-100.00%                                   $420,865,893
_________________________________________________________________
=================================================================

Investment Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation
LOC  - Letter of Credit
NRR  - Not re-rated
RAN  - Revenue Anticipation Note
RAC  - Revenue Anticipation Certificates
RB   - Revenue Bonds
TAN  - Tax Anticipation Note
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a)Ratings assigned by Moody's Investors Service, Inc. ("MOODY'S") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.
(b)Secured by an escrow fund of U.S. Treasury obligations.
(c)Security has an outstanding irrevocable call or mandatory put by the issuer. Market value and maturity date reflect such call or put.
(d)Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(e)Demand security; payable on demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 09/30/00.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $413,992,975)                                 $419,140,944
------------------------------------------------------------
Receivables for:
  Investments sold                                   721,214
------------------------------------------------------------
  Fund shares sold                                 1,875,301
------------------------------------------------------------
  Interest                                         6,020,856
------------------------------------------------------------
Investment for deferred compensation plan             33,054
------------------------------------------------------------
Other assets                                         183,902
============================================================
    Total assets                                 427,975,271
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            4,941,324
------------------------------------------------------------
  Fund shares reacquired                           1,424,600
------------------------------------------------------------
  Dividends                                          573,882
------------------------------------------------------------
  Deferred compensation plan                          33,054
------------------------------------------------------------
Accrued advisory fees                                101,668
------------------------------------------------------------
Accrued administrative services fees                   6,778
------------------------------------------------------------
Accrued trustees' fees                                 1,228
------------------------------------------------------------
Accrued operating expenses                            26,844
============================================================
    Total liabilities                              7,109,378
============================================================
Net assets applicable to shares outstanding     $420,865,893
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

  Authorized                                    1,000,000,000
------------------------------------------------------------
  Outstanding                                     38,857,317
____________________________________________________________
============================================================
  Net asset value and redemption price per
    share                                       $      10.83
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.83 divided
     by 99.00%)                                 $      10.94
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended September 30, 2000
(Unaudited)

INVESTMENT INCOME:

Interest income                                  $ 8,947,465
============================================================

EXPENSES:

Advisory fees                                        532,176
------------------------------------------------------------
Administrative services fees                          35,478
------------------------------------------------------------
Custodian fees                                         5,049
------------------------------------------------------------
Transfer agent fees                                   22,056
------------------------------------------------------------
Registration and filing fees                          53,327
------------------------------------------------------------
Trustees' fees                                         3,544
------------------------------------------------------------
Other                                                 61,134
============================================================
    Total expenses                                   712,764
============================================================
Less: Expenses paid indirectly                        (2,431)
============================================================
    Net expenses                                     710,333
============================================================
Net investment income                              8,237,132
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (1,919,389)
============================================================
    Change in net unrealized appreciation of
      investment securities                        5,928,139
============================================================
    Net gain on investment securities              4,008,750
============================================================
Net increase in net assets resulting from
  operations                                     $12,245,882
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2000 and the year ended March 31, 2000 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2000             2000
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $  8,237,132     $ 15,328,311
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (1,919,389)      (3,662,707)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        5,928,139       (8,785,558)
===========================================================================================
    Net increase in net assets resulting from operations        12,245,882        2,880,046
===========================================================================================
Distributions to shareholders from net investment income        (8,125,101)     (15,337,130)
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income                        --         (293,541)
-------------------------------------------------------------------------------------------
Share transactions-net                                          63,615,177      121,381,091
===========================================================================================
    Net increase in net assets                                  67,735,958      108,630,466
===========================================================================================

NET ASSETS:

  Beginning of period                                          353,129,935      244,499,469
===========================================================================================
  End of period                                               $420,865,893     $353,129,935
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $421,947,601     $358,332,424
-------------------------------------------------------------------------------------------
  Undistributed net investment income                               75,981          (36,050)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (6,305,658)      (4,386,269)
-------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   5,147,969         (780,170)
===========================================================================================
                                                              $420,865,893     $353,129,935
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000 the Fund was organized as a series portfolio of AIM Tax-Exempt Funds, Inc. At a meeting held on February 3, 2000, the Board of Directors of AIM Tax-Exempt Funds, Inc. approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. Distributions -- It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $1,822,426 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay to shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                  ANNUAL RATE
-------------------------------------------------------
First $500 million                             0.30%
-------------------------------------------------------
Over $500 million up to and including $1
  billion                                      0.25%
-------------------------------------------------------
Over $1 billion                                0.20%
=======================================================

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2000, AIM was paid $35,478 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund.

For the six months ended September 30, 2000, AFS was paid $19,625 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. AIM Distributors received commissions of $67,200 from sales of shares of the Fund during the six months ended September 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of shares of the Fund.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended September 30, 2000, the Fund paid legal fees of $2,973 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended September 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,431 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,431.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended September 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended September 30, 2000 was $159,847,829 and $111,989,239, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of September 30, 2000 was as follows:

Aggregate unrealized appreciation of
  investment securities                        $6,024,415
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (876,446)
=========================================================
Net unrealized appreciation of investment
  securities                                   $5,147,969
_________________________________________________________
=========================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended September 30, 2000 and the year ended March 31, 2000 were as follows:

                                                                   SEPTEMBER 30, 2000                MARCH 31, 2000
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold                                                           17,943,024    $ 193,074,125     36,588,213    $ 396,750,803
--------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                               503,196        5,313,369      1,010,690       10,900,646
--------------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (12,576,044)    (134,772,317)   (26,587,941)    (286,270,358)
==========================================================================================================================
                                                                5,870,176    $  63,615,177     11,010,962    $ 121,381,091
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      SIX MONTHS
                                                         ENDED                      YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30,   ---------------------------------------------------
                                                         2000          2000       1999       1998       1997      1996
                                                     -------------   --------   --------   --------   --------   -------
Net asset value, beginning of period                   $  10.71      $  11.13   $  11.05   $  10.73   $  10.79   $ 10.67
---------------------------------------------------    --------      --------   --------   --------   --------   -------
Income from investment operations:
  Net investment income                                    0.25          0.48       0.49       0.50       0.50      0.52
---------------------------------------------------    --------      --------   --------   --------   --------   -------
  Net gains (losses) on securities (both realized
    and unrealized)                                        0.12         (0.41)      0.08       0.32      (0.04)     0.12
===================================================    ========      ========   ========   ========   ========   =======
         Total from investment operations                  0.37          0.07       0.57       0.82       0.46      0.64
===================================================    ========      ========   ========   ========   ========   =======
Less distributions:
  Dividends from net investment income                    (0.25)        (0.48)     (0.49)     (0.50)     (0.52)    (0.52)
---------------------------------------------------    --------      --------   --------   --------   --------   -------
  Distributions in excess of net investment income           --         (0.01)        --         --         --        --
===================================================    ========      ========   ========   ========   ========   =======
         Total distributions                              (0.25)        (0.49)     (0.49)     (0.50)     (0.52)    (0.52)
===================================================    ========      ========   ========   ========   ========   =======
Net asset value, end of period                         $  10.83      $  10.71   $  11.13   $  11.05   $  10.73   $ 10.79
___________________________________________________    ________      ________   ________   ________   ________   _______
===================================================    ========      ========   ========   ========   ========   =======
Total return(a)                                            3.46%         0.70%      5.27%      7.79%      4.33%     6.06%
___________________________________________________    ________      ________   ________   ________   ________   _______
===================================================    ========      ========   ========   ========   ========   =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)               $420,866      $353,130   $244,499   $200,969   $173,342   $83,066
___________________________________________________    ________      ________   ________   ________   ________   _______
===================================================    ========      ========   ========   ========   ========   =======
Ratio of expenses to average net assets (including
  interest expense)                                        0.40%(b)      0.42%      0.46%      0.45%      0.56%     0.65%
___________________________________________________    ________      ________   ________   ________   ________   _______
===================================================    ========      ========   ========   ========   ========   =======
Ratio of net investment income to average net
  assets                                                   4.64%(b)      4.45%      4.43%      4.56%      4.63%     4.81%
___________________________________________________    ________      ________   ________   ________   ________   _______
===================================================    ========      ========   ========   ========   ========   =======
Portfolio turnover rate                                      32%           50%        32%        22%        26%       32%
___________________________________________________    ________      ________   ________   ________   ________   _______
===================================================    ========      ========   ========   ========   ========   =======

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $354,181,339.

BOARD OF TRUSTEES                                  OFFICERS                                OFFICE OF THE FUND
Charles T. Bauer                                   Charles T. Bauer                        11 Greenway Plaza
Chairman                                           Chairman                                Suite 100
A I M Management Group Inc.                                                                Houston, TX 77046
                                                   Robert H. Graham
Bruce L. Crockett                                  President                               INVESTMENT ADVISOR
Director
ACE Limited;                                       Carol F. Relihan                        A I M Advisors, Inc.
Formerly Director, President, and                  Senior Vice President and Secretary     11 Greenway Plaza
Chief Executive Officer                                                                    Suite 100
COMSAT Corporation                                 Gary T. Crum                            Houston, TX 77046
                                                   Senior Vice President
Owen Daly II                                                                               TRANSFER AGENT
Formerly Director                                  Dana R. Sutton
Cortland Trust Inc.                                Vice President and Treasurer            A I M Fund Services, Inc.
                                                                                           P.O. Box 4739
Edward K. Dunn, Jr.                                Stuart W. Coco                          Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;               Vice President
Formerly Vice Chairman and President,                                                      CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and           Melville B. Cox
President, Mercantile Bankshares                   Vice President                          The Bank of New York
                                                                                           90 Washington Street
Jack Fields                                        Karen Dunn Kelley                       11th Floor
Chief Executive Officer                            Vice President                          New York, NY 10286
Twenty First Century Group, Inc.;
Formerly Member                                    Mary J. Benson                          COUNSEL TO THE FUND
of the U.S. House of Representatives               Assistant Vice President
                                                   and Assistant Treasurer                 Ballard Spahr
Carl Frischling                                                                            Andrews & Ingersoll, LLP
Partner                                            Sheri Morris                            1735 Market Street
Kramer, Levin, Naftalis & Frankel LLP              Assistant Vice President                Philadelphia, PA 19103
                                                   and Assistant Treasurer
Robert H. Graham                                                                           COUNSEL TO THE TRUSTEES
President and Chief Executive Officer              Jim A. Coppedge
A I M Management Group Inc.                        Assistant Secretary                     Kramer, Levin, Naftalis & Frankel LLP
                                                                                           919 Third Avenue
Prema Mathai-Davis                                 Renee A. Friedli                        New York, NY 10022
Formerly Chief Executive Officer,                  Assistant Secretary
YWCA of the U.S.A.                                                                         DISTRIBUTOR
                                                   P. Michelle Grace
Lewis F. Pennock                                   Assistant Secretary                     A I M Distributors, Inc.
Partner                                                                                    11 Greenway Plaza
Pennock & Cooper                                   Nancy L. Martin                         Suite 100
                                                   Assistant Secretary                     Houston, TX 77046
Louis S. Sklar
Executive Vice President                           Ofelia M. Mayo
Hines Interests                                    Assistant Secretary
Limited Partnership
                                                   Lisa A. Moss
                                                   Assistant Secretary

                                                   Kathleen J. Pflueger
                                                   Assistant Secretary

THE AIM FUNDS(SM) RISK SPECTRUM


On the back cover of this fund report, you'll find the funds in the AIM family divided into the following categories: sector, international/global, domestic, taxable and tax-free. You'll also notice that the funds in each category are listed from more aggressive to more conservative.
    Within each category of this risk spectrum, we assessed each fund on the basis of three factors: its holdings, volatility patterns and diversification. From that assessment, we assigned a degree of risk to each fund and ordered them accordingly.
    Mutual funds typically invest in stocks, bonds or money market instruments, each with varying levels of potential risk and reward. Generally, the riskier the investment, the greater the potential reward.

o Stock funds usually offer the most upside potential, but they also carry the greatest risk. Funds that invest in large, well-established companies generally have lower risk/reward potential than funds that invest in small, fast-growing companies.
o Funds that invest in a broad range of industries are considered more diversified and less risky--and potentially less rewarding--than funds that invest in a single sector, such as technology.
o Funds that invest in international markets tend to have higher risk/reward potential than those that invest solely in domestic securities.
o Bond funds are generally considered safer and therefore potentially less rewarding than stock funds. Funds that invest in U.S. Treasury securities typically have lower risk/reward potential than funds that invest in higher-yielding junk bonds.
o Money market funds, while considered extremely safe, typically produce lower returns than stock and bond funds. Moreover, it is possible that a money market fund's returns will not keep pace with inflation.

    The amount of investment risk you undertake depends on several factors:
your financial objectives, your risk tolerance and your time horizon. Are you saving for your later years or are you investing to buy a large item, like a car or a house, soon? Are you a young adult early in your work life, or are you approaching retirement?
    If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you may need to be more conservative to meet your goal.
    Because these factors change over time, it's a good idea to reassess your portfolio periodically to make sure it still meets your needs. Your financial advisor can help you figure out if your portfolio is right where it should be or if it could use some fine-tuning.
    In assessing your investments, remember to keep diversification in mind. Such a strategy, where you spread your investments over several types of mutual funds, may help mitigate volatility and/or risk in your portfolio because not all investments behave the same way at the same time.
    AIM has a large selection of mutual funds to choose from. See your financial advisor for insight into which ones would best fit in your portfolio.

                     -------------------------------------

                            THE AMOUNT OF INVESTMENT

                           RISK YOU UNDERTAKE DEPENDS

                            ON SEVERAL FACTORS: YOUR

                           FINANCIAL OBJECTIVES, YOUR

                             RISK TOLERANCE AND YOUR

                                  TIME HORIZON.

                     -------------------------------------

FUND RANKINGS ARE RELATIVE TO ONE ANOTHER WITHIN THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--, AND THEY SHOULD NOT BE COMPARED WITH OTHER INVESTMENTS. THERE IS NO GUARANTEE THAT ANY ONE AIM FUND WILL BE LESS VOLATILE THAN ANY OTHER. FOR A FULL DISCUSSION OF THE RISKS ASSOCIATED WITH EACH FUND, PLEASE READ THE FUND'S PROSPECTUS.

                THE AIM FAMILY OF FUNDS--Registered Trademark--






                          EQUITY FUNDS

DOMESTIC EQUITY FUNDS            INTERNATIONAL/GLOBAL EQUITY FUNDS      A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and managed approximately
   MORE AGGRESSIVE                      MORE AGGRESSIVE                 $183 billion in assets for more than eight million
                                                                        shareholders, including individual investors, corporate
AIM Small Cap Opportunities(1)      AIM Latin American Growth           clients and financial institutions, as of September 30,
AIM Mid Cap Opportunities(2)        AIM Developing Markets              2000.
AIM Large Cap Opportunities(3)      AIM European Small Company              The AIM Family of Funds--Registered Trademark-- is
AIM Emerging Growth                 AIM Asian Growth                    distributed nationwide, and AIM today is the eighth-largest
AIM Small Cap Growth(4)             AIM Japan Growth                    mutual fund complex in the United States in assets under
AIM Aggressive Growth               AIM International Emerging Growth   management, according to Strategic Insight, an independent
AIM Mid Cap Growth                  AIM European Development            mutual fund monitor.
AIM Small Cap Equity                AIM Euroland Growth                     AIM is a subsidiary of AMVESCAP PLC, one of the world's
AIM Capital Development             AIM Global Aggressive Growth        largest independent financial services companies with $414
AIM Constellation(5)                AIM International Equity            billion in assets under management as of September 30, 2000.
AIM Dent Demographic Trends         AIM Advisor International Value
AIM Select Growth                   AIM Global Trends
AIM Large Cap Growth                AIM Global Growth
AIM Weingarten
AIM Mid Cap Equity                         MORE CONSERVATIVE
AIM Value II
AIM Charter                              SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                              MORE AGGRESSIVE
AIM Basic Value
AIM Large Cap Basic Value           AIM New Technology
AIM Balanced                        AIM Global Telecommunications and Technology
AIM Advisor Flex                    AIM Global Infrastructure
                                    AIM Global Resources
   MORE CONSERVATIVE                AIM Global Financial Services
                                    AIM Global Health Care
                                    AIM Global Consumer Products and Services
                                    AIM Advisor Real Estate
                                    AIM Global Utilities

                                         MORE CONSERVATIVE

                       FIXED-INCOME FUNDS
TAXABLE FIXED-INCOME FUNDS
                                    TAX-FREE FIXED-INCOME FUNDS
    MORE AGGRESSIVE
                                          MORE AGGRESSIVE
AIM Strategic Income
AIM High Yield II                   AIM High Income Municipal
AIM High Yield                      AIM Tax-Exempt Bond of Connecticut
AIM Income                          AIM Municipal Bond
AIM Global Income                   AIM Tax-Free Intermediate
AIM Floating Rate(6)                AIM Tax-Exempt Cash
AIM Intermediate Government
AIM Limited Maturity Treasury             MORE CONSERVATIVE
AIM Money Market

   MORE CONSERVATIVE


The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (4) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (5) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(5) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Jan. 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR LOGO APPEARS HERE]                               [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--


A I M Distributors, Inc.                                               TFI-SAR-1